Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2023
Other Comprehensive Income [Abstract]
Schedule of Analysis of Other Comprehensive Income	The analysis of this movement is shown below:
			Exchange difference
	Foreign	Increase in	from net
	currency	fair value of	investment
	translations	available-for	in a foreign
	adjustment	sale assets	operation	Total
As of January 1, 2021	(61,124)	7,461	(9,246)	(62,909)
(Debit) credit for the year	(5,230)	-	(425)	(5,655)
As of December 31, 2021	(66,354)	7,461	(9,671)	(68,564)
(Debit) credit for the year	(20,814)	(7,461)	(287)	(28,562)
As of December 31, 2022	(87,168)	-	(9,958)	(97,126)
Credit (debit) for the year	28,918	-	(167)	28,751
As of December 31, 2023	28,918	-	(167)	28,751

Schedule of Company’s Controlling Interest, Net of Tax	The foregoing amounts only represent the amounts attributable to the Company’s controlling interest, net of tax. The table below shows the movement in other comprehensive income per year:
In thousands of soles	2021	2022	2023
Owners of the Company	(5,655)	(28,562)	28,751
Non-controlling interest	218	(99)	137
Total value in OCI	(5,437)	(28,661)	28,888